Financial Instruments - Fair Value Measurements (Details) - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Assets:
Assets held for sale	$ 656,885	$ 923,176	$ 4,298,419
Liabilities:
Preferred stock warrant liability		1,190,691	1,610,938
Convertible promissory note		10,944,727
Senior subordinated convertible promissory note		17,422,132
Derivative financial instrument		14,373,856
Unsecured Convertible Note	10,167,194
Level 1 [Member]
Assets:
Assets held for sale
Liabilities:
Preferred stock warrant liability
Convertible promissory note
Senior subordinated convertible promissory note
Derivative financial instrument
Unsecured Convertible Note
Level 2 [Member]
Assets:
Assets held for sale	656,885	923,176	4,298,419
Liabilities:
Preferred stock warrant liability
Convertible promissory note
Senior subordinated convertible promissory note
Derivative financial instrument
Unsecured Convertible Note
Level 3 [Member]
Assets:
Assets held for sale
Liabilities:
Preferred stock warrant liability		1,190,691	$ 1,610,938
Convertible promissory note		10,944,727
Senior subordinated convertible promissory note		17,422,132
Derivative financial instrument		$ 14,373,856
Unsecured Convertible Note	$ 10,167,194